Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	2,649	2,878	2,163
Right-of-use assets obtained in exchange for operating lease obligations	4,588	2,325	90

Schedule of Lease, Cost

Lease term and discount rates were as follows:

	As of December 31,
	2024	2025
Weighted-average remaining lease term
Operating leases	1.7 years	1.3 years
Weighted-average discount rate
Operating leases	3.7%	3.1%

Schedule of Lessee, Operating Lease, Liability, Maturity

Maturities of lease liabilities were as follows:

As of December 31, 2025
(in US$ thousands)
2026	$1,771
2027	400
Total undiscounted lease payments	2,171
Less: imputed interest	(251)
Total present value of lease liabilities	$1,920